Earnings (Loss) Per Share (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
LOSS PER SHARE:
Antidilutive Securities Excluded from Computation of Earnings Per Share	158,075,531	99,388,222	134,212,426	94,290,134